Financial Risk Management Objectives And Policies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
35.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group has various financial assets and liabilities such as financial assets/liabilities at FVTPL, derivative financial instruments, accounts receivable, deposits and other receivables, amounts due from joint ventures, restricted cash, cash and bank balances, accounts payable, other payables and accruals, borrowings, amounts due to subsidiaries’ non-controlling shareholders, deferred underwriting commissions, redeemable shares classified as financial liabilities and amount due to ultimate holding company.

The main risks arising from the Group’s financial instruments are price risk, foreign currency risk, interest rate risk, credit risk and liquidity risk. Management manages and monitors these risks to ensure appropriate measures are implemented on a timely and effective manner.

Price risk

Equity price risk is the risk that the fair values of equity investments decrease as a result of changes in the levels of equity indices and the value of individual securities.

The Group is exposed to equity securities price risk because certain investments held by the Group are classified in the consolidated statements of financial position as financial assets at FVTPL. Profit for the year would increase/decrease or loss for the year would decrease/increase as a result of gains/losses on equity securities classified as financial assets at FVTPL.

If there had been a 5% increase/decrease in the equity price of listed equity shares, included in financial assets at FVTPL, with all other variables held constant, the Group’s profit (loss) before taxation would have been as follows:

●	For the year ended December 31, 2023: Profit before taxation would have been approximately US$3,603,000 higher/lower.

●	For the year ended December 31, 2024: Profit before taxation would have been approximately US$20,376,000 higher/lower.

●	For the year ended December 31, 2025: Loss before taxation would have been approximately US$15,207,000 lower/higher.

The Group had concentration risk in two listed equity shares as of December 31, 2023. As of December 31, 2024 and 2025, the Group had concentration risk in equity shares in AMTD Digital Inc. and two listed equity shares.

Since the year ended December 31, 2024, the Group entered Price Protection Agreements with the ultimate holding company in relation to the movement of the share price of the entire holding in AMTD Digital Inc. to reduce the Group’s exposure to the changes in fair value of financial assets. The derivative financial assets are initially recognized at fair value and are subsequently remeasured at fair value. Any gains or losses arising from changes in fair value of derivative financial assets are taken directly to profit or loss.

No sensitivity analysis is prepared on unlisted equity shares, movie income right investments and investments held in the Trust Accounts as the directors of the Company consider that the impact on the price risk of the Group is insignificant.

Foreign currency risk

Certain transactions of the Group are denominated in foreign currencies which are different from the functional currency of group entities, and therefore the Group is exposed to foreign currency risk. The Group currently does not have a foreign currency hedging policy. However, management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.

The Group’s key currency risk exposure primarily arises from accounts receivable, accounts payable, and bank balances denominated in other currencies. However, the Group’s bank borrowings were denominated entirely in the functional currency of the relevant operating entities and, therefore, do not expose the Group to foreign currency risk. As of December 31, 2023, 2024 and 2025, the Group had no significant exposure to foreign currency risk. Consequently, no sensitivity analysis has been performed and disclosed.

Interest rate risk

The Group is exposed to cash flow interest rate risk in relation to variable-rate bank balances and variable-rate borrowings. The Group aims to keep borrowings at variable rates. The Group manages its interest rate exposures by assessing the potential impact arising from any interest rate movements based on interest rate level and outlook. The management will review the proportion of borrowings in fixed and floating rates and ensure they are within reasonable range.

No sensitivity analysis has been presented for variable rate bank balances as the cash flow interest rate risk exposure is insignificant.

The sensitivity analysis below has been determined based on the exposure to interest rates for variable-rate bank borrowings at the end of the reporting period. The analysis is prepared assuming the amount of liability outstanding at the end of the reporting period was outstanding for the whole year. A 50 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 50 basis points higher/lower and all other variables were held constant, the Group’s profit before tax for the years ended December 31, 2023 and 2024 would decrease/increase by approximately US$256,000 and US$1,043,000, respectively, and the Group’s loss before tax for the year ended December 31, 2025 would increase/decrease by approximately US$1,242,000. This is mainly attributable to the Group’s exposure to interest rates on its variable-rate bank borrowings.

Credit risk and impairment assessment

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties, as a means of mitigating the risk of financial loss from defaults. The Group’s exposure of its counterparties is continuously monitored and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the management periodically.

The Group performed an impairment assessment for financial assets under ECL model. Information about the Group’s credit risk management, maximum credit risk exposures and the related impairment assessment, if applicable, are summarized as below:

Accounts receivable

Before accepting any new customer, the Group uses an internal credit scoring system to assess the potential customer’s credit quality and defines credit limits by customer. Limits and scoring attributed to customers are reviewed twice a year. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Also, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals. In this regard, the management considers that the Group’s credit risk is significantly reduced.

The Group performs an impairment assessment under ECL model on other accounts receivable collectively and grouped based on shared credit risk characteristics by reference to the Group’s past due status of outstanding balances, nature, size and industry of debtors and external credit ratings. The Group assesses the ECL of accounts receivable based on historical observed default rates over the expected life of the debtors and forward-looking information (including macroeconomic data such as GDP growth and unemployment rate) that is available without undue cost or effort.

Bank balances and restricted cash

Credit risk on bank balances and restricted cash is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12-month ECL for bank balances and restricted cash by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12-month ECL on bank balances and restricted cash is insignificant and therefore no loss allowance was recognized.

Amounts due from joint ventures

The Group regularly evaluates the business performance of joint ventures. The Group’s credit risks in these balances are considered low due to the strong financial positions of these entities. The management believes that there are no significant increases in credit risk of these amounts since initial recognition and the Group provided impairment based on 12-month ECL. The Group assessed the ECL for amounts due from joint ventures to be insignificant and thus no loss allowance is recognized.

Deposits and other receivables

For deposits and other receivables, the Group makes periodic individual assessment on the recoverability of other receivables and deposits based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The Group believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12-month ECL. For year ended December 31, 2022, the Group recognized ECL on deposits and other receivables of US$501,000 and there is no movement on the allowance of ECL on deposits and other receivables during the year ended December 31, 2023, 2024 and 2025.

The tables below detail the credit risk exposures of the Group’s financial assets at amortized costs, which are subject to ECL assessment:

	12-month or lifetime	As of December 31,
	ECL	2023	2024	2025
		US$’000	US$’000	US$’000
Accounts receivable (note (i))	Lifetime ECL (collective assessment)	5,339	6,457	7,112
Deposits and other receivables	12-month ECL	2,139	1,315	79,032
Amounts due from joint ventures	12-month ECL	23,810	—	—
Restricted cash	12-month ECL	135	—	—
Cash and balance balances	12-month ECL	6,121	19,978	17,660
		37,544	27,750	103,804

Notes:

(i)	For accounts receivable, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL.

(ii)	The financial assets at amortized cost have a low risk of default as the counterparties do not have default history and there is no information indicating that these financial assets have a significant increase in credit risk since initial recognition.

Liquidity risk

The Group aims to maintain cash and credit lines to meet its liquidity requirements. The Group finances its working capital requirements through a combination of funds generated from operations, loans and equity financing.

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. Variable rate instruments are subject to change if change in variable rates differ from the estimated interest rate determined at the end of the reporting period.

	As of December 31, 2023
	Weighted Average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	%	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accounts payable	—	5,794	—	3,014	—	8,808	8,808
Other payables and accruals	—	17,151	—	—	—	17,151	17,151
Borrowings	9.11	1,465	4,979	59,821	19,459	85,724	62,304
Amounts due to subsidiaries’ non-controlling shareholders	4.71	22,463	35,823	—	—	58,286	53,727
Amount due to ultimate holding company	—	—	—	70,196	—	70,196	70,196
		46,873	40,802	133,031	19,459	240,165	212,186
	As of December 31, 2024
	Weighted Average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	%	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accounts payable		2,785	—	—	—	2,785	2,785
Other payables and accruals	—	7,309	—	—	—	7,309	7,309
Borrowings	4.03	2,276	6,829	231,297	17,870	258,272	219,609
Amounts due to subsidiaries’ non-controlling shareholders	—	63,019	—	—	—	63,019	63,019
Amount due to ultimate holding company	—	—	—	102,622	—	102,622	102,622
		75,389	6,829	333,919	17,870	434,007	395,344

	As of December 31, 2025
	Weighted Average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	%	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accounts payable	—	1,533	—	—	—	1,533	1,533
Other payables and accruals	—	6,114	—	—	—	6,114	6,114
Borrowings	5.46	3,590	58,722	236,971	19,077	318,360	259,142
Amounts due to subsidiaries’ non-controlling shareholders	—	64,081	—	—	—	64,081	64,081
Redeemable shares classified as financial liabilities	—	—	—	150,000	—	150,000	139,322
Deferred underwriting commissions	—	—	—	6,000	—	6,000	6,000
Amount due to ultimate holding company	—	—	—	132,541	—	132,541	132,541
		75,318	58,722	525,512	19,077	678,629	608,733

Capital risk management

The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance.

The capital structure of the Group consists of debts and equity attributable to equity holders of the Group, comprising share capital and reserves, as disclosed in consolidated statements of changes in equity.

There were no changes on the Group’s approach to capital risk management during the years.